Cash and Investments, Available For Sale Investments (Detail) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Available-for-sale Securities [Abstract]
Adjusted Cost	$ 5,935,000,000
Fair Value	5,941,000,000
Adjusted Cost, Total	9,253,000,000	15,191,000,000
Gross Unrealized Gains, Total	3,794,000,000	2,902,000,000
Gross Unrealized Losses, Total	(9,000,000)	(7,000,000)
Fair Value, Total	13,038,000,000	18,086,000,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	1,700,000,000	1,300,000,000	3,400,000,000
Available-for-sale Securities, Gross Realized Gains	136,000,000	146,000,000	166,000,000
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Securities	5,000,000	14,000,000	36,000,000
Due in 1 year or less, Cost	3,490,000,000
Due in 1-2 years, Cost	1,003,000,000
Due in 2-5 years, Cost	964,000,000
Instruments not due at a single maturity date, Cost	478,000,000
Due in 1 year or less, Fair Value	3,500,000,000
Due in 1-2 years, Fair Value	1,004,000,000
Due in 2-5 years, Fair Value	962,000,000
Instruments not due at a single maturity date, Fair Value	475,000,000
ASML Holding N.V. [Member]
Available-for-sale Securities [Abstract]
Payments to Acquire Available-for-sale Securities, Equity			3,200,000,000
Cash and Cash Equivalents [Member]
Available-for-sale Securities [Abstract]
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds	509,000,000	339,000,000	1,100,000,000
Asset-Backed Securities [Member]
Available-for-sale Securities [Abstract]
Adjusted Cost	8,000,000	11,000,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(2,000,000)	(2,000,000)
Fair Value	6,000,000	9,000,000
Corporate Debt [Member]
Available-for-sale Securities [Abstract]
Adjusted Cost	2,040,000,000	4,254,000,000
Gross Unrealized Gains	13,000,000	15,000,000
Gross Unrealized Losses	(5,000,000)	(3,000,000)
Fair Value	2,048,000,000	4,266,000,000
Financial Institution Instruments [Member]
Available-for-sale Securities [Abstract]
Adjusted Cost	3,146,000,000	5,654,000,000
Gross Unrealized Gains	2,000,000	5,000,000
Gross Unrealized Losses	(1,000,000)	(1,000,000)
Fair Value	3,147,000,000	5,658,000,000
Government Debt [Member]
Available-for-sale Securities [Abstract]
Adjusted Cost	741,000,000	1,932,000,000
Gross Unrealized Gains	0	1,000,000
Gross Unrealized Losses	(1,000,000)	(1,000,000)
Fair Value	740,000,000	1,932,000,000
Marketable Equity Securities [Member]
Available-for-sale Securities [Abstract]
Adjusted Cost	3,318,000,000	3,340,000,000
Gross Unrealized Gains	3,779,000,000	2,881,000,000
Gross Unrealized Losses	0	0
Fair Value	$ 7,097,000,000	$ 6,221,000,000